Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Real estate investments, net of accumulated depreciation	$ 698,578	$ 658,377	$ 482,297
Loans Receivable, Net	21,193	0
Cash and cash equivalents	3,110	42,250	74,233
Restricted cash	7,076	6,093	4,716
Deferred tax assets	25,540	25,540	26,300
Prepaid expenses, deferred financing costs and other assets	23,021	17,390	12,013
Total assets	778,518	749,650	599,559
Liabilities and stockholders’ equity
Mortgage notes payable	157,872	158,398	161,440
Secured revolving credit faciity	42,500	0
Senior unsecured notes payable	225,000	225,000	225,000
Accounts payable and accrued liabilities	11,181	14,139	9,286
Tax liability	25,540	25,540	26,300
Total liabilities	462,093	423,077	422,026
Commitments and contingencies
Stockholders’ equity
Preferred stock, $.01 par value; 10,000,000 shares authorized, zero shares issued and outstanding	0	0	0
Common stock, $.01 par value; 125,000,000 shares authorized	371	369	251
Additional paid-in capital	349,272	344,995	177,275
Cumulative distributions in excess of net income	(33,218)	(18,791)	7
Total stockholders' equity	316,425	326,573	177,533
Total liabilities and stockholders’ equity	$ 778,518	$ 749,650	$ 599,559